Business Acquisitions - Aggregate Consideration for Assets Acquired and Liabilities Assumed (Details) - Aggregated individually immaterial business combinations $ in Millions	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash consideration	$ 50.8
Notes payable	10.5
Consideration	61.3
Assets and liabilities acquired
Cash acquired	0.2
Trade receivables	17.5
Unbilled receivables	3.7
Trade and other payables	(6.8)
Lease liabilities	(1.6)
Deferred revenue	(0.8)
Other non-cash working capital	1.1
Property and equipment	2.2
Lease assets	7.0
Intangible assets	12.7
Deferred tax assets	1.2
Lease liabilities	(5.3)
Provisions	(0.2)
Deferred tax liabilities	(1.0)
Total identifiable net assets at fair value	29.9
Goodwill arising on acquisitions	$ 31.4